Federated Hermes Short-Term Income Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—48.4%
	Auto Receivables—29.7%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,172,439
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,524,780
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,134,129
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	1,579,381
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,005,496
1,619,715	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	1,620,387
2,159,620	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	2,163,495
753,587	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	764,876
753,587	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	762,440
377,393	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	375,860
789,669	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	784,321
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,671,619
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,613,428
2,767,781	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	2,782,689
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,637,930
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,770,445
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,012,426
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,731,434
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,872,016
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,393,710
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,683,523
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	7,029,951
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,788,222
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,005,757
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,007,978
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,016,729
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,100,383
3,500,000	Carmax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,502,974
1,000,000	Carmax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,002,079
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/15/2030	1,433,906
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,546,001
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,600,688
192,310	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	191,159
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,107,854
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,543,959
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,785,562
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,256,231
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	996,907
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,990,624
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,360,359
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,015,046
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,008,214
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,313,572
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,025,321
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	4,907,713

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 682,368	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	$ 686,861
1,618,643	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	1,625,860
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,577,788
6,274,807	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	6,383,412
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,715,773
2,000,000	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	2,002,957
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,514,183
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,104,607
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,028,952
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,515,528
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,073,406
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,249,452
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,933,444
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,085,936
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,576,453
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,542,861
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,546,547
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,839,329
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,653,729
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	999,164
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,787,048
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	8,011,779
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	3,982,299
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,897,588
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,045,814
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,293,786
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,265,792
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,770,562
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	803,562
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,003,349
866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	868,835
4,900,000	Hyundai Auto Lease Securitization Trust 2024 - A, Class B, 5.560%, 8/15/2028	4,975,816
4,000,000	Hyundai Auto Lease Securitization Trust 2024 - C, Class B, 4.970%, 2/15/2029	4,017,985
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,031,707
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,962,283
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,034,427
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	4,990,058
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,013,342
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,006,385
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	753,675
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,366,511
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,196,081
3,000,000	Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	3,031,431
2,080,000	Navistar Financial Dealer Note 2024-1, Class B, 5.790%, 4/25/2029	2,103,710
2,850,000	Navistar Financial Dealer Note 2024-1, Class C, 6.130%, 4/25/2029	2,889,936
2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	2,016,894
6,000,000	NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	5,997,025
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,526,798
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	698,082
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	798,390

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 3,495,000		Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	$ 3,475,235
300,561		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	300,593
293,119		Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	296,452
2,500,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	2,507,242
1,642,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,646,664
1,467,883		Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	1,464,210
540,000		Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	534,176
65,952		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	65,879
4,924,870		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	4,865,005
2,500,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,506,328
3,000,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	3,014,644
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,872,467
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	13,451,530
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	14,850,219
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,496,543
9,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,568,975
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,048,759
1,500,000		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,502,963
1,250,000		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	1,252,470
1,150,000		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	1,152,251
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,015,701
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,544,459
6,000,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	6,046,538
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,778,038
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,006,018
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,322,328
5,000,000		Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	5,009,243
1,633,082		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	1,658,166
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,772,474
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,478,659
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,713,645
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,346,716
		TOTAL	402,955,795
		Credit Card—6.3%
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,337,267
6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,063,953
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 5.306% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	5,020,876
2,300,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,323,581
2,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,006,479
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,509,379
3,743,000		Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,761,624
3,000,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/16/2028	3,014,449
2,500,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/15/2027	2,500,627
4,000,000		Evergreen Credit Card Trust Series 2024-CRT4, Class C, 5.640%, 10/16/2028	4,005,088
2,300,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,310,359
1,400,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,406,109
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,630,802
2,500,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,526,627
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,654,254
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,824,855

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	$ 3,105,403
5,000,000		Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,185,950
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,007,435
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,354,389
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,631,606
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,020,214
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,039,863
1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,254,169
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,755,787
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,951,790
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/26/2028	2,015,296
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/26/2028	2,011,253
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/26/2028	1,882,307
1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/26/2028	1,003,080
		TOTAL	86,114,871
		Equipment Lease—6.3%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,231,158
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,963,744
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.740%, 7/15/2031	4,062,766
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,249,665
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,995,598
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,501,917
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,013,655
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,227,277
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,035,805
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,525,414
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	778,346
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,010,772
3,250,000		Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,250,982
2,670,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,700,647
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	4,008,815
2,430,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,467,203
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,212,490
3,750,000		Enterprise Fleet Financing, LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,838,845
3,250,000		Enterprise Fleet Financing, LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,275,541
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,736,453
5,040,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,086,565
528,976		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	528,245
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,006,304
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	3,588,607
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,033,541
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,552,007
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,033,000
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,719,843
1,193,642		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	1,199,553
		TOTAL	84,834,758
		Home Equity Loan—0.0%
4,510	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.900% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,610
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	75,172

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$ 328,249	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	$ 0
		TOTAL	78,782
		Other—4.9%
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,288,197
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,363,850
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,272,822
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,506,149
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,799,806
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	3,923,823
592,833		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	586,895
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,384,952
4,880,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	4,962,884
8,000,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	8,070,178
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,327,563
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	4,926,657
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,751,871
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,006,214
		TOTAL	66,171,861
		Student Loans—1.2%
485,395	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.145% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	485,618
1,972,140		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,877,739
1,544,522		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,424,758
976,193		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	912,506
4,342,820		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	3,893,239
7,529,858	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.103% (CME Term SOFR 1 Month +0.804%), 4/20/2062	7,498,046
		TOTAL	16,091,906
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $657,253,009)	656,247,973
		CORPORATE BONDS—34.3%
		Capital Goods - Aerospace & Defense—0.3%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	2,964,791
1,500,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,508,397
		TOTAL	4,473,188
		Capital Goods - Construction Machinery—0.2%
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,911,444
		Capital Goods - Diversified Manufacturing—0.1%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	761,522
		Communications - Cable & Satellite—0.3%
1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,734,106
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,223,150
		TOTAL	3,957,256
		Communications - Media & Entertainment—0.5%
3,160,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,123,303
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,770,382
		TOTAL	6,893,685
		Communications - Telecom Wireless—0.9%
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,024,173
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,061,784

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	$ 4,015,391
		TOTAL	12,101,348
		Communications - Telecom Wirelines—0.4%
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,036,989
4,000,000	[3]	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	3,980,502
		TOTAL	6,017,491
		Consumer Cyclical - Automotive—4.9%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,316,245
6,000,000	[3]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,017,064
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	4,008,505
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,183,043
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,091,380
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	4,997,206
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.484% (SOFR +1.040%), 2/26/2027	5,014,760
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,028,987
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,149,350
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.210% (SOFR +0.850%), 11/15/2027	4,145,306
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.410% (SOFR +2.050%), 9/13/2027	4,054,282
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,545,845
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	3,992,848
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.205% (SOFR +0.830%), 3/20/2026	5,003,785
		TOTAL	66,548,606
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,332,792
		Consumer Non-Cyclical - Food/Beverage—0.5%
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,739,923
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	799,678
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,097,476
		TOTAL	6,637,077
		Consumer Non-Cyclical - Health Care—1.1%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,685,290
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,655,895
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,313,422
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,850,567
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,010,376
4,000,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	4,044,187
		TOTAL	14,559,737
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,525
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,743,181
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,676,954
		TOTAL	6,110,660
		Consumer Non-Cyclical - Tobacco—0.8%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,580,608
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,015,425
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,022,125
		TOTAL	10,618,158
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	1,729,833

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—1.1%
$ 1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	$ 1,432,985
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,268,597
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,043,959
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	907,757
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,555,263
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,079,410
		TOTAL	14,287,971
		Energy - Refining—0.6%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,000,213
		Financial Institution - Banking—13.1%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,069,821
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.064% (SOFR +0.600%), 2/18/2025	1,700,328
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	783,595
2,000,000	[1]	Aust & NZ Banking Group, Sr. Unsecd. Note, 144A, 5.243% (SOFR +0.850%), 12/16/2029	2,016,785
6,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 5.162% (SOFR +1.000%), 1/24/2031	6,019,902
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,335,214
5,000,000	[1,3]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 5.192% (SOFR +0.810%), 1/27/2027	5,023,643
4,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862% (SOFR +0.720%), 1/13/2028	4,006,075
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,047,768
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.173% (SOFR +0.712%), 11/19/2027	4,007,515
4,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,041,434
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,096,859
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,689,395
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,299,838
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,711,783
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.766% (SOFR +0.400%), 7/7/2025	6,840,738
5,000,000	[1]	Credit Agricole London, 144A, 5.230% (SOFR +1.130%), 1/9/2029	5,017,745
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,126,147
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,610,363
5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	5,181,121
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,990,021
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.296% (SOFR +0.920%), 10/21/2027	4,105,740
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.567% (SOFR +1.120%), 2/24/2028	3,778,863
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,214,483
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,006,894
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,030,093
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.138% (SOFR +0.765%), 9/22/2027	2,513,060
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,105,391
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 5.045% (SOFR +0.685%), 10/15/2027	5,007,452
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,868,202
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,097,954
3,000,000	[3]	National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	2,938,681
6,000,000	[1]	NatWest Markets plc, Sr. Unsecd. Note, 144A, 5.136% (SOFR +0.760%), 9/29/2026	6,016,205
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,999,301
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,102,131
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,034,979
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,639,496
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,362,018
3,990,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965% (SOFR +0.830%), 1/24/2029	4,005,198
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,031,148

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	$ 1,309,783
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.419% (SOFR +1.030%), 12/17/2029	4,002,585
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,177,834
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,023,045
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,062,765
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,141,819
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,156,305
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,657,316
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,066,471
		TOTAL	178,071,302
		Financial Institution - Finance Companies—1.5%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,298,217
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,016,981
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,779,069
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,161,723
1,770,000	[3]	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,767,084
		TOTAL	20,023,074
		Financial Institution - Insurance - Life—1.6%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,037,333
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,712,515
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,011,730
4,000,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,001,673
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,003,734
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,898,553
		TOTAL	21,665,538
		Financial Institution - Insurance - P&C—0.5%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,027,848
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 5.473% (CME Term SOFR 3 Month +1.171%), 7/15/2027	975,484
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.189% (SOFR +0.700%), 11/8/2027	1,184,436
		TOTAL	6,187,768
		Technology—1.8%
3,830,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,864,839
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,267,138
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	3,957,215
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,942,391
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,824,171
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,015,618
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,147,269
		TOTAL	24,018,641
		Transportation - Railroads—0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,217,006
		Transportation - Services—1.1%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,169,856
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,404,052
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,245,020
		TOTAL	14,818,928
		Utility - Electric—1.6%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,186,285
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,080,011
2,154,924		Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	2,170,154

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	$ 1,372,305
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 7.050%, 10/14/2025	2,699,746
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,811,766
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,969,021
		TOTAL	22,289,288
		Utility - Natural Gas—0.5%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,985,780
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,680,056
		TOTAL CORPORATE BONDS (IDENTIFIED COST $460,358,018)	464,898,362
		U.S. TREASURIES—4.8%
		U.S. Treasury Notes—4.8%
20,000,000		United States Treasury Note, 4.125%, 10/31/2026	19,971,834
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,020,976
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	14,963,656
		TOTAL U.S. TREASURIES (IDENTIFIED COST $64,905,833)	64,956,466
		MORTGAGE-BACKED SECURITIES—3.8%
		Federal Home Loan Mortgage Corporation—2.4%
11,538,062		FHLMC Pool QI0122, 6.000%, 2/1/2054	11,644,167
10,780,140		FHLMC Pool QI4114, 6.500%, 4/1/2054	11,068,880
9,819,195		FHLMC Pool SD8433, 6.500%, 5/1/2054	10,070,691
		TOTAL	32,783,738
		Federal National Mortgage Association—1.4%
22,864		FNMA Pool 728568, 6.500%, 10/1/2033	23,829
8,511,101		FNMA Pool DA1519, 6.000%, 10/1/2053	8,579,834
9,967,928		FNMA Pool DA5003, 6.000%, 11/1/2053	10,044,664
		TOTAL	18,648,327
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $50,724,731)	51,432,065
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
	[1]	Commercial Mortgage—2.1%
5,000,000		BHMS Mortgage Trust 2018-ATLS, Class A, 5.853% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,995,314
1,000,000		Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.156% (CME Term SOFR 1 Month +1.850%), 12/15/2029	1,007,500
1,625,000		Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.456% (CME Term SOFR 1 Month +2.150%), 12/15/2029	1,637,183
3,000,000		JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.899% (CME Term SOFR 1 Month +1.593%), 11/15/2039	3,004,682
1,600,000		JW Commercial Mortgage Trust 2 2024-BERY, Class B, 6.248% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,603,001
1,050,000		JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.548% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,053,935
8,000,000		JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.696% (CME Term SOFR 1 Month +2.390%), 6/15/2039	8,002,507
7,000,000		ORL TRUST 2024-GLKS, Class B, 6.198% (CME Term SOFR 1 Month +1.892%), 12/15/2039	7,019,673
		TOTAL	28,323,795
		Federal Home Loan Mortgage Corporation—0.6%
9,457,209		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,734,948
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,727,520)	37,058,743
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
		Federal Home Loan Mortgage Corporation—0.2%
1,700		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	1,728
8,618		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	8,246
230,622	[1]	FHLMC REMIC, Series 3117, Class FE, 4.821% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	228,093

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 26,529	[1]	FHLMC REMIC, Series 3152, Class WF, 4.981% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	$ 26,364
76,992	[1]	FHLMC REMIC, Series 3317, Class F, 4.921% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	76,300
35,795	[1]	FHLMC REMIC, Series 3542, Class NF, 5.271% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	35,864
113,396	[1]	FHLMC REMIC, Series 3556, Class FA, 5.431% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	114,220
2,241,378	[1]	FHLMC REMIC, Series KF95, Class AL, 4.902% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,232,819
71,843		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	73,556
		TOTAL	2,797,190
		Federal National Mortgage Association—0.4%
5,250	[1]	FNMA Class FB, 4.965% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,229
12,054		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	12,243
12,683	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.965% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	12,673
1,182		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	1,170
52,139	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.895% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	51,847
313,428	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.915% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	310,628
39,113	[1]	FNMA REMIC, Series 2008-69, Class FB, 5.465% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	39,463
87,847	[1]	FNMA REMIC, Series 2009-69, Class F, 5.315% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	88,322
127,403	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.005% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	126,590
78,322	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.915% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	77,831
715,737	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.865% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	702,986
580,541	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.815% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	569,033
3,194,764	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.765% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,059,562
		TOTAL	5,057,577
	[1]	Government National Mortgage Association—0.1%
310,275		GNMA REMIC, Series 2013-H16, Class FA, 5.178% (CME Term SOFR 1 Month +0.654%), 7/20/2063	310,018
152,737		GNMA REMIC, Series 2013-H17, Class FA, 5.188% (CME Term SOFR 1 Month +0.664%), 7/20/2063	152,622
		TOTAL	462,640
		Non-Agency Mortgage—0.3%
1,800		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.696%, 3/25/2033	1,700
3,406,142		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,418,414
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,163
53,990		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 6.000%, 9/25/2034	43,908
468,243		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	394,024
340,762		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	283,196
141,408	[1]	Washington Mutual 2006-AR15, Class 1A, 5.586% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	128,915
161,222	[1]	Washington Mutual 2006-AR17, Class 1A, 4.230% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	136,230
		TOTAL	4,408,550
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,038,775)	12,725,957
		AGENCY RISK TRANSFER SECURITY—0.3%
4,000,000	[1]	FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,102,752
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
931		FHLMC ARM, 5.349%, 11/1/2030	939
110,746		FHLMC ARM, 6.230%, 3/1/2033	111,741
		TOTAL	112,680
		Federal National Mortgage Association—0.0%
110,906		FNMA ARM, 4.467%, 8/1/2033	108,373
4,288		FNMA ARM, 4.900%, 10/1/2027	4,259
106,900		FNMA ARM, 5.012%, 5/1/2034	104,954
46,206		FNMA ARM, 5.042%, 4/1/2028	45,824

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association—continued
$ 42,376		FNMA ARM, 6.226%, 5/1/2040	$ 42,348
		TOTAL	305,758
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $426,590)	418,438
		INVESTMENT COMPANIES—5.0%
1,729,323		Bank Loan Core Fund	15,027,819
29,738,293		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[4]	29,738,293
1,655,878	[5]	High Yield Bond Core Fund	9,355,708
1,480,772		Project and Trade Finance Core Fund	13,119,638
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $67,074,459)	67,241,458
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,355,508,935)	1,359,082,214
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(4,201,821)
		TOTAL NET ASSETS—100%	$1,354,880,393

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Affiliates	Value as of 4/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2025	Shares Held as of 1/31/2025	Dividend Income
Bank Loan Core Fund	$—	$15,010,538	$—	$17,281	$—	$15,027,819	1,729,323	$10,538
Federated Hermes Government Obligations Fund, Premier Shares*	$1,096,200	$551,898,236	$(523,256,143)	$—	$—	$29,738,293	29,738,293	$1,954,453
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$87,382,048	$265,065	$(87,647,113)	$12,161	$(12,161)	$—	—	$86,764
High Yield Bond Core Fund	$22,476,287	$1,134,295	$(15,000,000)	$367,799	$377,327	$9,355,708	1,655,878	$1,130,906
Project and Trade Finance Core Fund	$—	$13,119,596	$—	$42	$—	$13,119,638	1,480,772	$117,623
TOTAL OF AFFILIATED TRANSACTIONS	$110,954,535	$581,427,730	$(625,903,256)	$397,283	$365,166	$67,241,458	34,604,266	$3,300,284

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$10,372,201	$10,735,410

4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$656,247,973	$0	$656,247,973
Corporate Bonds	—	464,898,362	—	464,898,362
U.S. Treasuries	—	64,956,466	—	64,956,466
Mortgage-Backed Securities	—	51,432,065	—	51,432,065
Commercial Mortgage-Backed Securities	—	37,058,743	—	37,058,743
Collateralized Mortgage Obligations	—	12,725,957	—	12,725,957
Agency Risk Transfer Security	—	4,102,752	—	4,102,752
Adjustable Rate Mortgages	—	418,438	—	418,438
Investment Companies	54,121,820	—	—	54,121,820
Other Investments[1]	—	—	—	13,119,638
TOTAL SECURITIES	$54,121,820	$1,291,840,756	$0	$1,359,082,214

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $13,119,638 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate